UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2008 to January 31, 2009

Item 1:                                                       Schedule of Investments

Credit Suisse High Income Fund

Schedule of Investments

January 31, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (86.8%)
Aerospace & Defense (1.8%)
$200	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB+, Ba3)	07/01/18	8.500	$188,500
150	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)	(B-, B3)	04/01/15	8.500	48,750
175	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/12 @ $104.88)	(B-, Caa1)	04/01/17	9.750	32,375
50	Hexcel Corp., Global Senior Subordinated Notes (Callable 02/01/10 @ $103.38)	(B+, B1)	02/01/15	6.750	43,250
300	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	276,000
175	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	158,375
					747,250
Agriculture (0.2%)
100	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/09 @ $100.00)‡	(B-, B3)	11/01/10	10.500	88,500

Auto Loans (4.0%)
275	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	06/15/10	7.875	227,219
750	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	10/01/13	7.000	467,321
175	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(CCC+, Caa1)	12/15/16	8.000	104,917
174	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, NR)	03/02/11	7.250	140,558
775	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, NR)	04/01/11	6.000	588,689
23	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, NR)	12/31/13	7.500	13,581
113	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, NR)	12/01/14	6.750	73,520
28	GMAC LLC, Rule 144A, Subordinated Notes‡	(CC, NR)	12/31/18	8.000	11,070
					1,626,875
Auto Parts & Equipment (1.7%)
225	Altra Industrial Motion, Inc., Global Senior Secured Notes (Callable 12/01/09 @ $102.25)	(B+, B1)	12/01/11	9.000	218,250
100	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(CCC-, Caa2)	03/01/17	7.875	21,000
150	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)	(CCC, Caa2)	12/01/13	8.500	35,250
215	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(B-, B3)	08/15/14	10.000	147,275
150	Tenneco, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)	(B-, B3)	11/15/14	8.625	46,500
225	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)	(BB-, B1)	07/01/15	9.000	208,687
24	Visteon Corp., Global Senior Unsecured Notes	(CCC-, Caa3)	08/01/10	8.250	4,440
60	Visteon Corp., Rule 144A, Senior Unsecured Notes (Callable 12/31/13 @ $105.00)‡	(CCC-, Caa2)	12/31/16	12.250	6,900
					688,302
Automotive (0.5%)
395	Ford Motor Co., Global Senior Unsecured Notes	(CCC-, Ca)	07/16/31	7.450	88,875
200	General Motors Corp., Global Senior Unsecured Notes	(C, C)	01/15/11	7.200	41,500
425	General Motors Corp., Senior Unsecured Notes	(C, C)	07/15/13	7.125	69,063
125	General Motors Corp., Senior Unsecured Notes	(C, C)	07/15/33	8.375	18,125
					217,563
Beverages (0.6%)
250	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	240,000

Brokerage (0.3%)
300	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(B, B2)	12/01/15	7.875	121,500

Building & Construction (1.3%)
325	Ashton Woods USA/Finance, Global Company Guaranteed Notes (Callable 10/01/10 @ $104.75)ø	(D, C)	10/01/15	9.500	50,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Building & Construction
$275	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/09 @ 101.40)	(CCC+, B3)	04/15/12	8.375	$121,000
350	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CCC, Caa1)	01/15/16	6.250	103,250
250	KB HOME, Company Guaranteed Notes	(BB-, Ba3)	06/15/15	6.250	182,500
275	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(CCC-, Caa3)	02/15/14	7.500	70,125
					527,250
Building Materials (1.2%)
100	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+, B3)	08/01/14	7.750	66,500
225	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/09 @ $102.47)	(B+, B2)	10/01/12	9.875	151,875
175	Norcraft Finance Corp., Global Company Guaranteed Notes (Callable 11/01/09 @ $100.00)	(B+, B1)	11/01/11	9.000	154,875
175	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC, Caa1)	09/01/14	8.500	36,750
25	Ply Gem Industries, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.25)	(CCC, Caa2)	02/15/12	9.000	7,000
125	Ply Gem Industries, Inc., Global Senior Secured Notes (Callable 04/01/11 @ $105.88)	(B-, B2)	06/15/13	11.750	70,000
					487,000
Chemicals (2.5%)
25	Airgas, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/13 @ $103.56)‡	(BB+, Ba2)	10/01/18	7.125	23,063
250	Chemtura Corp., Company Guaranteed Notes	(CCC, B3)	06/01/16	6.875	82,500
250	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B2)	11/15/14	0.000	207,812
200	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(B-, B3)	12/01/14	9.750	89,000
250	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $105.75)	(CCC, Caa2)	12/01/16	11.500	62,500
250	Nalco Finance Holdings, Inc., Global Senior Discounted Notes (Callable 02/01/09 @ $104.50)+	(B, B3)	02/01/14	0.000	200,625
200	PolyOne Corp., Senior Unsecured Notes	(B, B1)	05/01/12	8.875	89,000
150	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(B-, B2)	08/15/14	9.000	102,750
175	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB, B1)	02/01/17	7.000	160,125
					1,017,375
Computer Hardware (0.6%)
250	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	131,250
125	Affiliated Computer Services, Inc., Senior Unsecured Notes	(BB, Ba2)	06/01/15	5.200	93,438
					224,688
Consumer Products (1.3%)
200	AAC Group Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/09 @ $102.56)‡	(CCC+, Caa2)	10/01/12	10.250	135,000
250	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	150,000
150	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B, B3)	05/01/17	7.500	108,750
150	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $102.31)	(B-, B3)	04/15/12	9.250	140,250
					534,000
Diversified Capital Goods (1.8%)
125	Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)	(BB-, Ba2)	06/15/17	6.875	103,125
150	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	117,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Diversified Capital Goods
$175	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, B3)	08/01/14	9.500	$151,375
125	Sensus Metering Systems, Inc., Global Senior Subordinated Notes (Callable 12/15/09 @ $102.87)	(B-, B3)	12/15/13	8.625	98,125
75	SPX Corp., Rule 144A, Senior Notes‡	(BB, Ba2)	12/15/14	7.625	69,094
125	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	105,625
209	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/09 @ $101.65)	(B-, Caa1)	06/15/12	9.875	105,545
					750,639
Electric - Generation (8.8%)
200	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	06/01/15	7.500	160,000
475	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	05/01/16	8.375	389,500
175	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/17	7.000	163,625
417	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+, Baa3)	01/02/16	8.560	406,965
200	Mirant Americas Generation LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	171,000
89	Mirant Mid Atlantic LLC, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	73,351
225	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B, B1)	01/15/17	7.375	211,500
275	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B, B1)	02/01/14	7.250	263,312
175	Reliant Energy, Inc., Senior Unsecured Notes	(B+, B1)	06/15/14	7.625	143,938
1,375	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)+	(CCC, B3)	11/01/15	10.500	1,024,375
600	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	567,000
					3,574,566
Electric - Integrated (0.4%)
100	CMS Energy Corp., Senior Unsecured Notes	(BB, Ba1)	07/17/17	6.550	88,389
50	PNM Resources, Inc., Unsecured Notes	(BB-, Ba2)	05/15/15	9.250	45,250
50	Public Service Company of New Mexico, Senior Unsecured Notes	(BB+, Baa3)	05/15/18	7.950	44,548
					178,187
Electronics (1.3%)
250	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/09 @ $102.58)	(B+, B1)	05/15/13	7.750	145,938
350	Freescale Semiconductor, Inc., Company Guaranteed Notes (Callable 12/15/10 @ $104.44)	(CCC, Caa2)	12/15/14	8.875	78,750
50	Jabil Circuit, Inc., Global Senior Unsecured Notes	(BB+, Ba1)	03/15/18	8.250	38,500
140	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/09 @ $103.38)	(B-, B3)	03/01/13	6.750	69,300
125	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(B-, B3)	03/01/16	8.125	54,375
175	Viasystems, Inc., Global Senior Unsecured Notes (Callable 01/15/10 @ $100.00)	(B+, Caa1)	01/15/11	10.500	128,625
					515,488
Energy - Exploration & Production (5.2%)
225	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B+, B3)	11/01/16	8.250	118,687
125	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	105,313
500	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.29)	(BB, Ba3)	01/15/16	6.875	431,250
225	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	182,250
225	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(B+, B1)	06/15/19	7.250	188,437
25	Forest Oil Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/12 @ $103.63)‡	(B+, B1)	06/15/19	7.250	20,938
200	Hilcorp Energy I, Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B3)	06/01/16	9.000	164,000
125	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	80,625
150	Newfield Exploration Co., Global Senior Subordinated Notes (Callable 05/15/13 @ $103.56)	(BB-, Ba3)	05/15/18	7.125	133,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production
$275	PetroHawk Energy Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/12 @ $103.94)‡	(B, B3)	06/01/15	7.875	$231,687
175	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	159,469
200	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(BB, Ba3)	03/15/15	6.375	180,500
125	Swift Energy Co., Senior Unsecured Notes (Callable 07/15/09 @ $101.91)	(B+, B1)	07/15/11	7.625	108,125
					2,104,406
Environmental (1.5%)
400	Allied Waste North America, Inc., Global Senior Secured Notes (Callable 03/15/10 @ $103.63)	(BBB, Baa3)	03/15/15	7.250	388,470
275	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(B-, Caa1)	04/15/14	9.500	213,125
					601,595
Food & Drug Retailers (1.2%)
325	Duane Reade, Inc., Global Company Guaranteed Notes (Callable 08/01/09 @ $102.44)	(CCC-, Caa3)	08/01/11	9.750	177,125
175	New Albertsons, Inc., Senior Unsecured Notes	(B+, Ba3)	05/01/13	7.250	164,500
125	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	115,000
50	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 06/15/09 @ $102.03)	(B+, B2)	06/15/12	8.125	49,750
					506,375
Food - Wholesale (0.7%)
125	Dole Food Co., Inc., Global Company Guaranteed Notes	(B-, Caa2)	05/01/09	8.625	118,438
25	Dole Food Co., Inc., Global Company Guaranteed Notes (Callable 03/15/09 @ $100.00)	(B-, Caa2)	03/15/11	8.875	18,875
100	Smithfield Foods, Inc., Senior Unsecured Notes	(B, B3)	07/01/17	7.750	68,250
100	Smithfield Foods, Inc., Series B, Global Senior Unsecured Notes	(B, B3)	05/15/13	7.750	72,500
					278,063
Forestry & Paper (2.2%)
134	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(BB-, B2)	10/15/14	7.125	70,350
225	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 03/15/09 @ $100.00)	(B, B2)	03/15/10	9.750	181,687
375	Georgia-Pacific Corp., Debentures	(B+, B2)	06/15/15	7.700	324,375
50	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(BB-, Ba3)	01/15/17	7.125	45,875
125	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $103.17)	(B-, B3)	08/15/13	9.500	95,625
175	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(B-, B2)	05/01/12	10.000	68,250
100	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(CCC+, B3)	05/01/13	12.000	24,500
125	Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/09 @ $101.40)ø	(D, NR)	07/01/12	8.375	13,750
150	Verso Paper Holdings LLC, Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)	(B+, B2)	08/01/14	9.125	62,250
50	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)	(CCC+, B3)	08/01/16	11.375	14,250
					900,912
Gaming (2.6%)
250	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)‡	(CCC, Caa3)	12/15/14	9.375	23,750
30	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CC, Caa3)	03/15/10	7.875	16,950
350	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CC, Caa3)	05/15/11	8.125	138,250
200	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC, Caa3)	08/01/13	8.000	85,000
181	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B+, B1)	11/15/19	7.250	58,825

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Gaming
$75	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B, B3)	05/01/15	13.875	$50,625
150	Fontainebleau Las Vegas Capital Corp., Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡	(CCC, Caa3)	06/15/15	11.000	17,250
45	Herbst Gaming, Inc., Global Company Guaranteed Notes (Callable 06/01/09 @ $102.03) ø	(D, NR)	06/01/12	8.125	338
225	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notes (Callable 11/15/09 @ $100.00)	(CCC, Caa2)	11/15/10	12.000	46,125
175	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	94,500
125	Majestic Star Casino Capital Corp., Senior Secured Notes (Callable 10/15/09 @ $100.00)ø	(D, Caa3)	10/15/10	9.500	38,125
200	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡	(BB-, B2)	11/15/15	8.500	70,000
200	MGM Mirage, Inc., Company Guaranteed Notes	(BB-, Ba3)	06/01/16	7.500	109,000
125	MGM Mirage, Inc., Company Guaranteed Notes	(BB-, Ba3)	01/15/17	7.625	69,375
200	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB-, Ba3)	04/01/13	6.750	117,000
115	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81) ø	(NR, NR)	12/15/14	9.625	2,012
150	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)	(BBB-, Ba2)	12/01/14	6.625	110,062
					1,047,187
Gas Distribution (4.3%)
175	AmeriGas Partners LP, Senior Unsecured Notes (Callable 05/20/11 @ $103.56)	(NR, Ba3)	05/20/16	7.125	161,875
275	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	253,000
750	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	07/15/11	7.750	721,875
250	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	227,500
125	MarkWest Energy Finance Corp., Series B, Global Senior Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	90,312
200	Targa Resources Partners LP, Rule 144A, Senior Notes (Callable 07/01/12 @ $104.13)‡	(B, B2)	07/01/16	8.250	145,000
200	Williams Cos., Inc., Series A, Global Senior Unsecured Notes	(BB+, Baa3)	01/15/31	7.500	164,500
					1,764,062
Health Services (7.9%)
225	Bausch & Lomb, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/11 @ $104.94)‡	(B, Caa1)	11/01/15	9.875	198,563
100	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)	(B-, B3)	10/15/17	10.000	102,000
100	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	93,500
325	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	314,437
175	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)	(B, B2)	03/15/15	7.250	169,750
800	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	766,000
50	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	35,250
150	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	02/15/16	6.500	105,750
125	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	10/01/12	6.300	103,750
50	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	36,375
150	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	148,875
150	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	134,250
75	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/18	7.625	69,375
50	Service Corporation International, Global Senior Unsecured Notes	(BB-, B1)	04/01/15	6.750	46,000
175	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.13)	(BB-, Ba3)	02/15/13	6.250	150,500
500	Tenet Healthcare Corp., Global Senior Unsecured Notes	(B, Caa1)	07/01/14	9.875	405,000
125	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/09 @ $102.00)#	(B+, B3)	06/01/15	5.943	84,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Health Services
$50	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	$42,500
125	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	111,875
150	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	111,750
					3,229,875
Hotels (0.7%)
225	Host Hotels & Resorts LP, Global Senior Secured Notes (Callable 11/01/09 @ $102.38)	(BBB-, Ba1)	11/01/13	7.125	195,750
75	Host Hotels & Resorts LP, Global Senior Secured Notes (Callable 11/01/10 @ $103.44)	(BBB-, NR)	11/01/14	6.875	62,063
50	Host Hotels & Resorts LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BBB-, Ba1)	06/01/16	6.750	40,250
					298,063
lnvestments & Misc. Financial Services (0.1%)
150	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25)‡	(CCC+, Caa1)	11/15/15	10.500	42,000

Leisure (0.2%)
300	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/09 @ $104.81)	(CCC-, Caa3)	06/01/14	9.625	61,500

Machinery (1.0%)
175	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	147,875
125	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 03/01/10 @ $103.56)	(BBB-, Ba3)	03/01/14	7.125	91,250
175	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B+, Ba3)	11/15/17	8.000	146,125
					385,250
Media - Broadcast (1.2%)
125	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/09 @ $101.29)	(B, Caa1)	12/15/12	7.750	62,500
250	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	59,375
100	Clear Channel Communications, Inc., Senior Unsecured Notes	(CCC+, Caa1)	09/15/14	5.500	14,000
200	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/09 @ $104.31)	(B, B2)	09/15/14	8.625	161,000
175	Rainbow National Services LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/09 @ $102.19)‡	(BB, B1)	09/01/12	8.750	175,437
115	Univision Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88)‡	(CCC, Caa2)	03/15/15	9.750	19,550
325	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.92)ø	(D, C)	01/15/14	8.750	2,438
					494,300
Media - Cable (4.8%)
350	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/10 @ $103.13)	(CCC+, Caa1)	01/15/14	9.375	269,500
350	CCH I Capital Corp., Global Senior Secured Notes (Callable 10/01/10 @ $105.50)	(C, Caa3)	10/01/15	11.000	63,000
325	CCH II Capital Corp., Series B, Global Senior Unsecured Notes (Callable 09/15/09 @ $100.00)	(C, Caa2)	09/15/10	10.250	193,375
281	Charter Communications Holdings Capital, Senior Unsecured Notes§	(C, C)	04/01/11	9.920	6,674
100	Charter Communications Operating Capital, Rule 144A, Secured Notes‡	(C, B3)	04/30/12	8.000	85,500
25	CSC Holdings Inc., Rule 144A, Senior Notes‡	(BB, B1)	04/15/14	8.500	24,687
400	CSC Holdings, Inc., Global Senior Unsecured Notes	(BB, B1)	04/15/12	6.750	387,000
50	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/12 @ $104.25)‡	(BB, B1)	06/15/15	8.500	48,375
275	DirecTV Financing Co., Global Company Guaranteed Notes (Callable 03/15/09 @ $102.79)	(BB, Ba3)	03/15/13	8.375	277,750
75	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/13	7.000	71,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Cable
$300	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	$273,750
250	Mediacom Capital Corp., Global Senior Unsecured Notes	(B-, B3)	02/15/11	7.875	236,250
					1,937,486
Media - Services (0.6%)
150	Lamar Media Corp., Series C, Global Company Guaranteed Notes (Callable 08/15/10 @ $103.31)	(BB-, Ba3)	08/15/15	6.625	113,250
175	WMG Acquisition Corp., Global Senior Subordinated Notes (Callable 04/15/09 @ $103.69)	(B, B3)	04/15/14	7.375	112,000
					225,250
Metals & Mining - Excluding Steel (1.5%)
50	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)	(CC, Caa2)	12/15/14	9.000	3,250
225	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)	(CC, Caa3)	12/15/16	10.000	37,687
200	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB-, Ba2)	04/01/15	8.250	170,445
175	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	145,451
300	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/09 @ $101.00)#	(CCC, B3)	05/15/15	6.595	115,500
150	Peabody Energy Corp., Global Company Guaranteed Notes	(BB+, Ba1)	11/01/16	7.375	147,000
					619,333
Non-Food & Drug Retailers (1.9%)
200	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, B3)	03/15/17	7.625	93,000
250	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)	(B, Caa1)	10/15/12	12.000	166,250
75	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)	(BB+, Ba1)	10/01/12	8.000	74,625
70	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)	(CCC, Caa1)	11/01/14	10.000	31,850
105	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)	(CCC, Caa2)	11/01/16	11.375	33,075
190	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	177,650
350	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)	(B-, B3)	10/15/15	10.375	161,000
50	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	24,250
					761,700
Oil & Gas (0.2%)
100	Frontier Oil Corp., Company Guaranteed Notes (Callable 09/15/12 @ $104.25)	(BB, Ba3)	09/15/16	8.500	95,500

Oil Field Equipment & Services (1.1%)
150	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	110,250
150	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB, B1)	12/01/14	8.375	108,750
125	Parker Drilling Co., Global Company Guaranteed Notes (Callable 10/01/09 @ $103.21)	(B+, B2)	10/01/13	9.625	93,125
150	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)	(BB+, Ba1)	07/15/14	7.375	144,750
					456,875
Packaging (1.6%)
150	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC, Caa2)	03/01/16	10.250	57,750
150	Berry Plastics Holding Corp., Global Senior Secured Notes (Callable 09/15/10 @ $104.44)	(CCC+, Caa1)	09/15/14	8.875	74,250
75	Constar International, Inc., Company Guaranteed Notes (Callable 12/01/09 @ $101.83)ø	(D, NR)	12/01/12	11.000	2,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Packaging
$75	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B, B1)	11/15/15	7.750	$76,125
75	Crown Cork & Seal Co., Inc., Debentures (Callable 04/15/09 @ $101.53)	(B, B2)	04/15/23	8.000	67,125
175	Graham Packaging Co, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)	(CCC+, Caa1)	10/15/14	9.875	112,000
75	Owens Brockway Glass Container, Inc., Global Company Guaranteed Notes (Callable 05/15/09 @ $102.75)	(BB, Ba3)	05/15/13	8.250	75,750
50	Owens-Illinois, Inc., Debentures	(B+, B2)	05/15/18	7.800	46,250
200	Solo Cup Co., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.25)	(CCC, Caa2)	02/15/14	8.500	135,000
					646,875
Printing & Publishing (0.8%)
50	Dex Media West Finance Co., Series B, Global Senior Subordinated Notes (Callable 08/15/09 @ $103.29)	(B+, B2)	08/15/13	9.875	14,625
300	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)	(CC, Ca)	11/15/16	8.000	10,875
225	R.H. Donnelley, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/12 @ $105.88)‡	(B+, B1)	05/15/15	11.750	67,500
325	The Reader’s Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)	(CCC, Caa2)	02/15/17	9.000	31,281
325	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa1)	01/15/15	10.500	164,125
155	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(CCC+, B3)	03/01/15	8.250	39,913
					328,319
Railroads (0.3%)
150	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(BB-, B2)	06/01/15	8.000	135,750

Software/Services (1.1%)
200	First Data Corp., Global Company Guaranteed Notes (Callable 09/30/11 @ $104.94)	(B, B3)	09/24/15	9.875	113,000
75	Lender Processing Services, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $106.09)	(BB+, Ba2)	07/01/16	8.125	71,625
325	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	222,625
125	Unisys Corp., Senior Unsecured Notes	(B+, Caa1)	10/15/12	8.000	46,875
					454,125
Steel Producers/Products (1.3%)
225	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/09 @ $101.29)	(BB-, Ba3)	06/15/12	7.750	187,875
300	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B, B3)	02/15/14	11.250	67,500
175	Ryerson, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/11 @ $106.00)‡	(B, Caa1)	11/01/15	12.000	110,250
200	Steel Dynamics, Inc., Rule 144A, Senior Notes (Callable 04/15/12 @ $103.88)‡	(BB+, Ba2)	04/15/16	7.750	161,000
					526,625
Support-Services (3.6%)
175	ARAMARK Corp., Global Senior Unsecured Notes (Callable 02/01/11 @ $104.25)	(B, B3)	02/01/15	8.500	171,062
125	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B, B1)	08/15/16	9.000	75,625
75	DynCorp. International, Rule 144A, Company Guaranteed Notes (Callable 02/15/09 @ $104.75)‡	(B, B2)	02/15/13	9.500	65,813
50	Education Management Finance Corp., Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)	(CCC+, Caa1)	06/01/16	10.250	41,750
150	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	128,625
140	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(B+, B1)	01/01/14	8.875	92,050

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Support-Services
$175	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/09 @ $102.21)	(B+, B2)	01/01/16	6.625	$158,594
125	JohnsonDiversey Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/09 @ $101.60)	(B, B2)	05/15/12	9.625	106,875
50	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 05/15/09 @ $101.78)	(CCC+, Caa1)	05/15/13	10.670	37,500
200	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	149,000
175	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)	(B-, Caa1)	12/01/14	9.500	111,562
150	Sotheby’s, Rule 144A, Senior Notes‡	(BBB-, Ba3)	06/15/15	7.750	83,250
150	Ticketmaster Entertainment,Inc., Rule 144A, Senior Notes (Callable 08/01/12 @ $105.38)‡	(BB, Ba3)	08/01/16	10.750	90,750
170	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(B, B3)	09/01/14	9.875	68,000
100	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $101.63)	(BB-, B2)	02/15/12	6.500	82,500
					1,462,956
Telecom - Integrated/Services (6.0%)
250	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.79)	(B-, B2)	01/15/14	8.375	225,000
325	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	03/15/15	6.625	290,875
215	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	179,525
400	Intelsat Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/09 @ $104.63)‡	(BB-, B3)	08/15/14	9.250	376,000
125	Intelsat Subsidiary Holding Co., Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/10 @ $104.44)‡	(BB-, B3)	01/15/15	8.875	115,625
425	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.00)#	(CCC+, Caa1)	02/15/15	6.845	221,000
50	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)	(CCC+, Caa1)	03/15/13	12.250	38,250
225	Paetec Holding Corp., Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	147,375
500	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B+, Ba3)	02/15/14	7.500	430,000
25	Qwest Corp., Global Senior Unsecured Notes	(BBB-, Ba1)	06/15/15	7.625	22,750
150	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	138,000
275	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	272,250
					2,456,650
Telecom - Wireless (3.4%)
200	Centennial Communications Corp., Global Company Guaranteed Notes (Callable 06/15/09 @ $103.38)	(B, B2)	06/15/13	10.125	207,500
200	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B-, B3)	11/01/14	9.375	183,000
75	Crown Castle International Corp., Senior Unsecured Notes (Callable 01/15/13 @ $105.62)	(B, B1)	01/15/15	9.000	72,937
200	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B, B3)	11/01/14	9.250	186,250
575	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/09 @ $102.98)	(BB, Ba2)	03/15/14	5.950	270,498
690	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Ba2)	12/01/16	6.000	462,949
					1,383,134
Textiles & Apparel (0.6%)
175	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	145,031
100	Phillips-Van Heusen Corp., Global Senior Unsecured Notes (Callable 05/01/09 @ $102.71)	(BB+, Ba3)	05/01/13	8.125	91,000
					236,031

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Theaters & Entertainment (0.5%)
$250	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B2)	03/01/14	8.000	$188,750

Transportation - Excluding Air/Rail (0.4%)
300	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)	(B+, B3)	12/15/14	9.500	177,000

TOTAL CORPORATE BONDS (Cost $51,124,185)					35,345,130

FOREIGN BONDS (5.5%)
Aerospace & Defense (0.4%)
200	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Canada)‡	(BB+, Ba2)	05/01/14	6.300	163,000

Chemicals (0.4%)
300	Cognis GmbH, Rule 144A, Senior Secured Notes#‡	(B, B1)	09/15/13	3.996	178,500
150	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(CC, Ca)	02/15/16	8.500	8,250
					186,750
Electronics (0.8%)
175	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B, B3)	12/01/15	11.875	131,250
150	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/09 @ $101.97) (Canada)	(B, B3)	07/01/11	7.875	142,500
50	NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.31) (Netherlands)	(CCC-, Caa3)	10/15/15	8.625	7,048
125	NXP Funding LLC, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CCC, Caa1)	10/15/14	7.875	35,625
					316,423
Energy - Exploration & Production (0.2%)
175	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(BB, B3)	12/15/14	8.250	81,375

Forestry & Paper (0.4%)
475	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)	(CC, Ca)	06/15/11	7.750	71,250
175	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B+, B2)	04/01/15	7.750	102,375
					173,625
Media - Cable (0.8%)
200	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	169,000
150	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B, Caa1)	02/15/15	10.125	174,925
					343,925
Media - Diversified (0.5%)
250	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	197,500

Oil Refining & Marketing (0.2%)
100	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/11 @ $103.38) (Bermuda)‡	(BB-, B1)	05/01/14	6.750	75,000

Pharmaceuticals (0.3%)
150	Elan Finance Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	108,750

Telecom - Integrated/Services (0.8%)
300	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	195,750
150	Nordic Telephone Co. Holdings ApS, Rule 144A, Senior Secured Notes (Callable 05/01/09 @ $100.00) (Denmark)#‡	(B+, B1)	05/01/16	10.294	147,052
					342,802
Telecommunications Equipment (0.1%)
200	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $105.38) (Canada)ø‡	(D, NR)	07/15/16	10.750	33,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Textiles & Apparel (0.1%)
$75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)‡	(D, C)	11/15/12	9.875	$18,261

Transportation - Excluding Air/Rail (0.5%)
275	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/09 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	216,219

TOTAL FOREIGN BONDS (Cost $3,552,359)					2,157,130

Number of Shares

COMMON STOCKS (0.1%)
Chemicals (0.1%)
9,785	Huntsman Corp. (Cost $68,805)	26,028

PREFERRED STOCK (0.1%)
Auto Loans (0.1%)
228	Preferred Blocker, Inc., Rule 144A (Callable 12/31/11 @ $1,000)*‡ (Cost $55,600)	56,914

SHORT-TERM INVESTMENTS (5.1%)

Par (000)

$2,058	State Street Bank and Trust Co. Euro Time Deposit	02/02/09	0.010	2,058,000

Number of Shares

7,035	State Street Navigator Prime Portfolio §§	7,035
TOTAL SHORT-TERM INVESTMENTS (Cost $2,065,035)		2,065,035

TOTAL INVESTMENTS AT VALUE (97.6%) (Cost $56,865,984)		39,750,237

OTHER ASSETS IN EXCESS OF LIABILITIES (2.4%)		981,105

NET ASSETS (100.0%)		$40,731,342

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation

Open Forward Foreign Currency Contracts with Unrealized Appreciation
USD	354,686	EUR	264,000	4/16/09	$(354,686)	$(338,030)	$16,656

INVESTMENT ABBREVIATIONS

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to a value of $5,764,752 or 14.2% of net assets.

#	Variable rate obligations — The interest rate is the rate as of January 31, 2009.
+	Step Bond — The interest rate is as of January 31, 2009 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Currency Abbreviations:

EUR = Euro Currency

USD = United States Dollar

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$89,977	$16,656
Level 2 - Other Significant Observable Inputs	39,660,260	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$39,750,237	$16,656

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At January 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $56,865,984, $31,355, $(17,147,102) and $(17,115,747) respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                       Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                       Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 23, 2009

/s/Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: March 23, 2009